(2_FIDELITY_LOGOS)FIDELITY

LIMITED TERM MUNICIPAL
INCOME FUND
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     23   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    27   Notes to the financial statements.

REPORT OF INDEPENDENT    30   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Limited Term Municipal Income Fund          4.43%    38.68%   94.65%

Lehman Brothers 1-17 Year Municipal Bond    4.45%    n/a      n/a
Index

Intermediate Municipal Debt Funds Average   3.70%    34.55%   90.15%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of 136 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Limited Term Municipal Income Fund          4.43%    6.76%    6.89%

Lehman Brothers 1-17 Year Municipal Bond    4.45%    n/a      n/a
Index

Intermediate Municipal Debt Funds Average   3.70%    6.11%    6.63%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970117 111239 S00000000000001
             Limited Term Muni Income    LB Municipal Bond
             00036                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10238.94                    10301.10
  1987/02/28      10362.68                    10351.78
  1987/03/31      10307.21                    10242.05
  1987/04/30       9745.22                     9728.11
  1987/05/31       9722.60                     9679.85
  1987/06/30       9934.27                     9964.06
  1987/07/31      10050.56                    10065.69
  1987/08/31      10081.27                    10088.34
  1987/09/30       9689.04                     9716.38
  1987/10/31       9743.36                     9750.78
  1987/11/30       9972.28                    10005.37
  1987/12/31      10114.35                    10150.55
  1988/01/31      10513.15                    10512.11
  1988/02/29      10557.01                    10623.22
  1988/03/31      10376.21                    10499.99
  1988/04/30      10443.27                    10579.79
  1988/05/31      10477.04                    10549.22
  1988/06/30      10567.94                    10703.55
  1988/07/31      10613.97                    10773.34
  1988/08/31      10626.00                    10782.82
  1988/09/30      10754.20                    10977.99
  1988/10/31      10895.98                    11171.20
  1988/11/30      10838.06                    11068.87
  1988/12/31      10945.39                    11182.11
  1989/01/31      11065.38                    11413.35
  1989/02/28      10983.96                    11283.13
  1989/03/31      10938.58                    11256.16
  1989/04/30      11133.53                    11523.38
  1989/05/31      11318.02                    11762.72
  1989/06/30      11429.17                    11922.46
  1989/07/31      11541.02                    12084.72
  1989/08/31      11481.31                    11966.42
  1989/09/30      11473.72                    11930.76
  1989/10/31      11573.60                    12076.67
  1989/11/30      11712.79                    12288.01
  1989/12/31      11801.90                    12388.53
  1990/01/31      11762.36                    12329.93
  1990/02/28      11850.74                    12439.66
  1990/03/31      11892.42                    12443.40
  1990/04/30      11789.53                    12353.31
  1990/05/31      11971.52                    12622.98
  1990/06/30      12063.15                    12733.94
  1990/07/31      12207.94                    12921.12
  1990/08/31      12184.27                    12733.51
  1990/09/30      12266.79                    12740.77
  1990/10/31      12391.23                    12971.88
  1990/11/30      12555.98                    13232.75
  1990/12/31      12623.98                    13290.31
  1991/01/31      12760.76                    13468.67
  1991/02/28      12884.56                    13585.85
  1991/03/31      12941.97                    13590.74
  1991/04/30      13081.08                    13771.49
  1991/05/31      13180.02                    13893.92
  1991/06/30      13183.46                    13880.17
  1991/07/31      13326.39                    14049.23
  1991/08/31      13454.58                    14234.26
  1991/09/30      13624.13                    14419.59
  1991/10/31      13751.39                    14549.36
  1991/11/30      13761.03                    14589.95
  1991/12/31      14036.20                    14903.05
  1992/01/31      14113.44                    14937.03
  1992/02/29      14165.04                    14941.81
  1992/03/31      14135.78                    14947.34
  1992/04/30      14254.69                    15080.37
  1992/05/31      14375.83                    15257.87
  1992/06/30      14538.53                    15513.90
  1992/07/31      14961.25                    15979.00
  1992/08/31      14850.18                    15823.21
  1992/09/30      14920.75                    15926.69
  1992/10/31      14715.38                    15770.13
  1992/11/30      15016.56                    16052.58
  1992/12/31      15182.61                    16216.47
  1993/01/31      15363.70                    16405.07
  1993/02/28      15918.71                    16998.44
  1993/03/31      15763.90                    16818.77
  1993/04/30      15913.46                    16988.47
  1993/05/31      16015.60                    17083.94
  1993/06/30      16229.76                    17369.08
  1993/07/31      16269.17                    17391.83
  1993/08/31      16601.60                    17753.93
  1993/09/30      16786.12                    17956.14
  1993/10/31      16809.78                    17990.80
  1993/11/30      16698.65                    17832.30
  1993/12/31      17040.99                    18208.74
  1994/01/31      17234.89                    18416.68
  1994/02/28      16838.09                    17939.69
  1994/03/31      16155.54                    17209.19
  1994/04/30      16246.51                    17355.12
  1994/05/31      16391.30                    17505.59
  1994/06/30      16306.51                    17398.63
  1994/07/31      16610.57                    17717.55
  1994/08/31      16669.65                    17778.85
  1994/09/30      16460.11                    17517.86
  1994/10/31      16234.96                    17206.74
  1994/11/30      15917.11                    16895.64
  1994/12/31      16229.43                    17267.52
  1995/01/31      16651.40                    17761.02
  1995/02/28      17048.51                    18277.51
  1995/03/31      17217.38                    18487.52
  1995/04/30      17220.99                    18509.34
  1995/05/31      17649.73                    19099.97
  1995/06/30      17559.53                    18933.80
  1995/07/31      17693.21                    19113.29
  1995/08/31      17939.24                    19355.65
  1995/09/30      18088.92                    19478.17
  1995/10/31      18297.28                    19761.38
  1995/11/30      18503.87                    20089.22
  1995/12/31      18638.38                    20282.28
  1996/01/31      18810.01                    20435.41
  1996/02/29      18749.81                    20297.47
  1996/03/31      18561.05                    20038.07
  1996/04/30      18524.63                    19981.36
  1996/05/31      18505.64                    19973.37
  1996/06/30      18660.85                    20190.88
  1996/07/31      18800.66                    20374.62
  1996/08/31      18803.35                    20369.73
  1996/09/30      18980.97                    20654.90
  1996/10/31      19201.36                    20888.51
  1996/11/30      19499.67                    21270.77
  1996/12/31      19464.97                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970117 111242 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Limited Term Municipal Income Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $19,465 - a 94.65% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992

Dividend return               5.12%    5.83%    5.07%    5.54%    6.21%

Capital appreciation return   -0.69%    9.01%   -9.83%    6.70%   1.96%

Total return                  4.43%    14.84%   -4.76%   12.24%   8.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.25(cents)   24.78(cents)   48.83(cents)

Annualized dividend rate                 5.15%         5.09%          5.06%

30-day annualized yield                  4.69%         -              -

30-day annualized tax-equivalent yield   7.33%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.72 over the past month, $9.65 over the past six months and $9.65 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% 1996 federal tax bracket. A portion of the fund's income may be subject to the alternative minimum tax.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even
though new issue supply saw
one of its strongest years ever.
For the year, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return
of 4.43%. In comparison, the
Lehman Brothers Aggregate
Bond Index - a broad measure
of the performance of the U.S.
taxable bond market - had a
total return of 3.63%. Demand for
munis came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like
most domestic bonds, munis
were affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the
point that munis entered the fall
trading at expensive levels
relative to their taxable
counterparts. At that point and
through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped
buoy munis somewhat in
December, munis were caught in
the overall bond market
downdraft caused by conflicting
economic data and renewed
fears that inflation might lead the
Federal Reserve Board to raise
short-term interest rates.
An interview with David Murphy, Portfolio Manager of Fidelity Limited Term Municipal Income Fund
Q. DAVE, HOW HAS THE FUND PERFORMED OVER THE PAST YEAR?
A. Reasonably well. For the 12 months that ended December 31, 1996, the fund had a return of 4.43%. To get a sense of how the fund did relative to its peers, the intermediate municipal debt funds average returned 3.70% for the same period, according to Lipper Analytical Services. The Lehman Brothers 1-17 Year Municipal Bond Index, which tracks the types of securities in which the fund invests, had a 12-month return of 4.45% as of December 31.
Q. WHAT STRATEGIES DID YOU EMPLOY?
A. I used three primary strategies over the course of the year. First, I matched the fund's duration - its sensitivity to interest rate movements - to that of its benchmark. So, even though there was a fair amount of interest rate volatility in the municipal market, I avoided getting whipsawed by becoming bullish or bearish at the wrong time. Second, in the beginning of the year I emphasized bonds in the five-to-10 year maturity range. In the latter part of the year, I reduced the five-to-10 year weighting in favor of the 10-20 year range, which had become more attractive from a yield perspective.
Q. WHAT WAS THE THIRD STRATEGY?
A. The third strategy was to use a barbelled coupon structure-that is, owning premium-coupon bonds as well as discount-coupon bonds. Historically, premium-coupon bonds, which pay higher annual income than newly-issued bonds, offer better downside protection should the market fall. Discount-coupon bonds, which offer annual income below newly-issued bonds, offer price appreciation potential should the market rally. Over the entire period, as either of these types of bonds moved closer to par (face value), I attempted to sell them and replace them with similar premium or discount bonds.
Q. WHAT OTHER CHANGES DID YOU MAKE IN THE PORTFOLIO?
A. In addition to the change in maturity structure that I described above, I reduced the fund's exposure to BBB-rated bonds somewhat. Yield spreads between BBB-rated bonds and AAA-rated bonds became too narrow for the additional risk we were taking on, so I began to sell some of the fund's BBB holdings.
Q. DID YOU FOCUS ON ANY PARTICULAR STATES?
A. I emphasized bonds from California, which generally performed well during the period. While the rest of the country has enjoyed an economic expansion for the past six years, this state just emerged from a prolonged economic downturn two years ago. Since then, even the hardest hit areas - Southern California, for instance - have shown employment growth, and the state's unemployment is at a six-year low. Additionally, in the first four months of the state's current fiscal year, the Golden State's tax revenues are $600 million ahead of budget.
Q. DID YOU CONCENTRATE ON ANY OTHER SEGMENTS OF THE MARKET?
A. It really wasn't an environment conducive to making specific sector plays. Relative to the index, I still have an overweighting in student loan, hospital and electric utility bonds. Transportation-related issues are slightly underweighted. One area that was interesting was industrial development revenue bonds. These bonds are issued as tax-exempt debt, but they're actually backed by an underlying, taxpaying corporate entity. With the economy performing as well as it has, these companies and their respective debt issuance performed well.
Q. WHICH INDIVIDUAL POSITIONS MADE SIGNIFICANT CONTRIBUTIONS TO
PERFORMANCE?
A. When adhering to a duration-neutral strategy such as I am - that is, I'm not making interest rate bets - it can be misleading to pinpoint individual issues as being poor or top performers. If rates fall, our long-duration bonds will perform best; if rates rise, shorter-term securities will perform better. That being said, the hospital sector, New York City general obligation bonds and student loan revenue bond positions did well, mainly because they are shorter-term instruments.
Q. WHAT'S YOUR OUTLOOK?
A. We're in the midst of a long-term, downward trend in inflation, and municipal finances are as healthy as we've seen in a while. Going forward, municipal bond investors will be monitoring the effects of welfare reform and other government proposals on states and local municipalities. While these changes would shift more responsibility to the local levels and result in states receiving more federal funding, the pressure to operate these programs efficiently would also rise. I'll be watching closely to see how states cope with these changes in order to move the fund's investments into states that are successfully managing these changes.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
free from federal income tax
with preservation of capital
FUND NUMBER: 036
TRADING SYMBOL: FLTMX
START DATE: April 15, 1977
SIZE: as of December 31, 1996,
more than $903 million
MANAGER: David Murphy,
since 1989; manager,
Fidelity Municipal Income
Fund, Fidelity Advisor
Intermediate Municipal
Income Fund, Spartan
Municipal Income Fund, since
1995; Fidelity Michigan
Municipal Income Fund, since
1996; joined Fidelity in 1989
(checkmark)
DAVE MURPHY ON THE
PROLIFERATION OF MUNICIPAL BOND
INSURANCE:
"Bond insurance has become
a major driver of yield spreads
within the municipal market.
In fact, the amount of debt
issuance that comes to market
with insurance has soared from
around 30% a couple years ago
to almost 50% today. Bond
insurance guarantees the
payment of principal and
interest on the bond, although
it's important to point out the
insurance does not guarantee
against price losses. Bond
insurance appeals to issuers
because they can bring their
debt to the market with higher
ratings and, thus, lower
yields. The municipal market
is basically driven by retail
investors who don't have
either the time or resources to
research an issuer's credit
fundamentals. In this sense,
investors regard insurance as
a sort of comfort buffer. They
know that if the issuer gets
into trouble, an insurance
company will be right there to
step in. I do buy insured
paper, but I prefer uninsured
bonds. I'd just as soon seek
the higher income from
non-insured bonds and have
our talented credit research
team come to its own
conclusions regarding
creditworthiness."
INVESTMENT CHANGES


TOP FIVE STATES AS OF DECEMBER 31, 1996
                % OF FUND'S    % OF FUND'S
                INVESTMENTS    INVESTMENTS
                               6 MONTHS AGO

Texas           17.3           18.4

California      12.4           11.1

Massachusetts   12.2           10.2

New York        7.3            5.7

Pennsylvania    5.2            5.2

TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                        % OF FUND'S    % OF FUND'S
                        INVESTMENTS    INVESTMENTS
                                       6 MONTHS AGO

General Obligation      34.2           30.5

Electric Revenue        13.0           12.0

Escrowed/Pre-Refunded   11.6           11.9

Health Care             10.8           10.5

Education               9.3            8.7

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years    8.3    8.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years    6.1    6.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Row: 1, Col: 1, Value: 1.4
Row: 1, Col: 2, Value: 2.7
Row: 1, Col: 3, Value: 16.8
Row: 1, Col: 4, Value: 27.9
Row: 1, Col: 5, Value: 51.2
Aaa 52.3%
Aa, A 25.0%
Baa 16.1%
Non-rated 2.6%
Short-term
investments 4.0%
Aaa 51.2%
Aa, A 27.9%
Baa 17.8%
Non-rated 2.7%
Short-term
investments 0.4%
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 2.6
Row: 1, Col: 3, Value: 16.1
Row: 1, Col: 4, Value: 25.0
Row: 1, Col: 5, Value: 52.3
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 99.6 %
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - 1.4%
Alabama Gen. Oblig. Rfdg. (Cap. Appreciation):
0% 3/1/01   $ 10,000 $ 8,288
 0% 9/1/01    5,000  4,050
  12,338
ALASKA - 3.8%
Anchorage Hosp. Rev. Rfdg. (Sisters of Providence Proj.)
Series 1991, 6.75% 10/1/02     2,575  2,820
North Slope Borough (Cap. Appreciation):
Series A:
 0% 6/30/02 (MBIA Insured)    20,000  15,300
  0% 6/30/03 (MBIA Insured)    10,000  7,238
 Series B:
 0% 1/1/02 (MBIA Insured)    8,500  6,662
  0% 1/1/03 (MBIA Insured)    3,200  2,375
  34,395
ARIZONA - 0.5%
Arizona Trans. Board Excise Tax Rev.
(Maricopa County Regional Area Road-B Proj.)
6% 7/1/03 (AMBAC Insured)    2,260  2,438
Arizona Univ. Rev. Rfdg. (Univ. Rev. Sys.) 6.375% 6/1/05  2,100  2,289
  4,727
CALIFORNIA - 12.4%
California Edl. Facs. Auth. Rev. Rfdg. (Chapman Univ.)
5.375% 10/1/16    3,000  2,891
California Gen. Oblig. Pub. Wks. Board Lease Rev.
6.30% 10/1/10    1,625  1,725
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
(Cap. Appreciation) Series 1983 A, 0% 2/1/15    19,346  3,298
 Series G, 6% 2/1/10 (MBIA Insured) (d)    2,000  2,025
California Poll. Cont. Fin. Auth. Resource Recovery Rev.
(Waste Management Inc.) 7.15% 2/1/11 (d)    3,485  3,780
California Pub. Wks. Board Lease Rev.:
5.25% 6/1/08 (MBIA Insured)    3,500  3,531
 (Franchise Tax Board-PH II) Series A, 6.25% 9/1/11   1,200  1,241
 (Various California State Univ. Projs.) Series B,
 5.55% 6/6/10    1,500  1,524
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    3,000  2,974
California State Gen. Oblig.:
8% 5/1/03    1,000  1,179
 5.50% 6/1/03    3,000  3,139
 6.60% 2/1/10    5,205  5,875
 6.25% 10/1/19    7,500  8,259
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Statewide Commtys. Dev. Auth. Rev. Ctfs. of Prtn.
Rfdg. (Hosp. Triad Healthcare):
 5.90% 8/1/01   $ 3,300 $ 3,362
  6% 8/1/02    4,145  4,259
California University Rev. Rfdg. (Multiple Purp. Projs.) Series C,
4.80% 9/1/07 (AMBAC Insured)    1,700  1,662
California Urban Ind. Dev. Agcy. Rev.
(Civic Recreational Proj. #1) 7.30% 5/1/06    3,500  3,595
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg. Sub.:
5% 6/1/10 (MBIA Insured)    2,000  1,930
 6% 6/1/12 (FGIC Insured)    1,000  1,031
 5% 6/1/13 (FGIC Insured)    1,000  949
Los Angeles County. Pub. Wks. Fin. Auth. Lease Rev.
(Multi Cap. Facs. Projs. #5) 4.75% 12/1/10
(MBIA Insured)    2,195  2,041
Modesto Irr. Dist. Elec. Rev. 9.625% 1/1/11
(Escrowed to Maturity) (e)    4,390  5,663
Riverside Elec. Rev. 6.0% 10/1/15 (MBIA Insured)    2,000  2,035
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/99    3,000  3,083
 6% 7/1/00    3,100  3,201
 6% 7/1/01    3,300  3,424
 6.50% 7/1/08    2,000  2,120
San Bernardino County Ctfs. of Prtn. (Med. Ctr. Fin. Proj):
5.25% 8/1/05    4,000  3,980
 5.25% 8/1/06    3,000  2,963
San Francisco Calif. City & County Arpts. Commty.
Intl. Arpt. Rev.:
 Series 9B, 5.25% 5/1/11 (FGIC Insured)    1,700  1,679
  5.25% 5/1/12 (FGIC Insured)    1,000  983
San Francisco City & County Swr. Rev. Rfdg. 5.90% 10/1/07
(AMBAC Insured)    6,000  6,352
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev. Series 11,
0% 7/1/15 (Pre-Refunded to 7/1/00 @ 101)
(Escrowed to Maturity) (e)    13,820  11,988
West Covina Ctfs. of Prtn. (Queen of the Valley Hospital)
6.50% 8/15/09    3,425  3,643
  111,384
COLORADO - 2.2%
Colorado Health Facs. Auth. Rev. (Rocky Mountain Adventist)
6.25% 2/1/04    16,100  16,724
Colorado Student Oblig. Bond Auth. Student Loan Rev.
Series A, 6.75% 9/1/99    2,650  2,756
  19,480
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
DISTRICT OF COLUMBIA - 2.6%
District of Columbia Gen. Oblig. Series E,
5% 6/1/04 (FGIC Insured)   $ 1,000 $ 1,001
District of Columbia Hosp. Rev. Rfdg.
(Medlantic Healthcare Group - Washington Hosp. Ctr.):
 Series A:
  6.75% 8/15/98    2,600  2,675
   6.80% 8/15/99    2,600  2,714
  Series B:
  5.80% 8/15/97    4,035  4,063
   6% 8/15/98    4,265  4,340
   6.25% 8/15/00    4,805  4,973
District of Columbia Rev. (Georgetown Univ.)
Series A, 7.25% 4/1/11    3,500  3,679
  23,445
FLORIDA - 2.2%
Alachua County Health Facs. Auth. Health Facs. Rev. Rfdg.
(Santa Fe Healthcare Facs. Proj.) 6% 11/15/09
(Escrowed to Maturity) (e)    1,750  1,811
Broward County Resources Recovery Rev.
(SES Broward Co. LP South Proj.) 7.95% 12/1/08   3,260  3,586
Dade County Aviation Rev. Rfdg. Series E, 6% 10/1/09
(AMBAC Insured)    2,870  3,103
Dade County Rev. Rfdg. (Seaport Proj.) 6.50% 10/1/08
(MBIA Insured)    1,400  1,572
Jacksonville Elec. Auth. Rev. 5.25% 7/1/01,
(Escrowed to Maturity) (e)    2,975  2,986
Jacksonville Excise Tax Rev. Series B, 5.60% 10/1/08
(FGIC Insured)    2,500  2,522
Sarasota Wtr. & Swr. Util. Rev. Rfdg. 6.25% 10/1/08
(FGIC Insured)    1,845  2,034
Volusia County School Dist. Rfdg. 6.25% 8/1/04 (FGIC Insured)  1,550  1,666
  19,280
GEORGIA - 0.3%
Fulton County Wtr. & Sew. Rev. Rfdg.
6.25% 1/1/06 (FGIC Insured)    2,500  2,766
IDAHO - 0.5%
Idaho Falls Rfdg. 0% 4/1/05 (FGIC Insured)    7,000  4,680
ILLINOIS - 3.7%
Chicago Met. Wtr. Reclamation Dist. Gtr. Rfdg.
5.25% 12/15/04    1,000  1,033
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (d)    2,000  2,083
 6.125% 1/1/12 (MBIA Insured) (d)    2,740  2,832
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Chicago O'Hare Intl. Arpt. Rev. Rfdg. (Gen. Arpt. Second Lien)
Series A, 6.25% 1/1/08 (AMBAC Insured)   $ 9,820 $ 10,495
Lake County Commty. Cons. School Dist.
8.5% 1/1/07 (MBIA Insured)    1,000  1,240
Lake County Forest Preserve Dist. (Cap. Appreciation)
0% 12/1/04    5,850  3,905
Metropolitan Pier & Expo. Auth. Dedicated State Tax Rev.
(McCormick Place Expansion Proj.) (Cap. Appreciation)
 Series A (a):
  0% 6/15/07 (FGIC Insured)    4,900  5,292
   0% 6/15/07 (FGIC Insured)    100  106
Rolling Meadows Multi-Family Mtg. Rev. Rfdg.
(Woodfield Garden Apts. Proj.) 7.75% 2/1/04,
LOC Banque Paribas    5,000  5,288
South Beloit Ind. Dev. Rev. Rfdg. (Beloit Corp. Proj.)
7.60% 12/1/11    1,000  1,090
  33,364
INDIANA - 3.0%
Indiana Employment Dev. Poll. Cont. Rev. (Chrysler Corp. Proj.)
5.70% 10/1/99    5,000  5,100
Indianapolis Resource Rec. Rev. Rfdg.
(Ogden Martin Sys., Inc. Proj.):
 6.50% 12/1/03 (AMBAC Insured)    4,755  5,230
  6.75% 12/1/04 (AMBAC Insured)    2,195  2,461
  6.75% 12/1/05 (AMBAC Insured)    5,510  6,206
  6.75% 12/1/08 (AMBAC Insured)    3,485  3,969
Marion County Ind. Hosp. Auth. Facs. Rev.:
(Commty. Hosp. Indianapolis Proj.) 9.25% 5/1/98
(Escrowed to Maturity) (e)    1,325  1,378
 8.625% 10/1/99 (AMBAC Insured) (Escrowed to Maturity) (e)  2,220  2,445
  26,789
IOWA - 0.9%
Iowa Student Loan Liquidity Corp. Student Loan Rev.:
Series A, 6.25% 3/1/00    5,080  5,296
 Series C, 6.30% 3/1/99 (d)    3,000  3,090
  8,386
KANSAS - 0.7%
Kansas City Util. Sys. Rev. (Cap. Appreciation):
0% 3/1/04 (AMBAC Insured) (Escrowed to Maturity)  (e)  5,015  3,617
 0% 3/1/04 (AMBAC Insured)    3,735  2,624
  6,241
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
LOUISIANA - 1.5%
Louisiana Pub. Facs. Auth. Rev. (Student Loan) Sr.
Series A-1:
 6.10% 3/1/00   $ 1,500 $ 1,554
  6.10% 9/1/00    3,000  3,124
New Orleans Gen. Oblig. Rfdg. (Cap. Appreciation)
0% 9/1/05 (AMBAC Insured)    13,500  8,724
  13,402
MARYLAND - 0.3%
Prince George's County Hosp. Rev. (Dimensions Health Corp.):
7% 7/1/01    1,250  1,361
 7.20% 7/1/06    305  339
 Rfdg. 5% 7/1/05    1,130  1,113
  2,813
MASSACHUSETTS - 12.2%
Lowell Univ. Bldg. Auth. Fifth Series A, 6.75% 11/1/05
(AMBAC Insured)    1,705  1,918
Massachusetts Ed. Loan Auth. Ed. Loan Rev. Issue C,
7.40% 6/1/98, LOC Rabobank Nederland    1,425  1,435
Massachusetts Gen. Oblig.:
(Cap. Appreciation) 0% 12/1/00 (a)    3,500  3,544
 Rfdg. Series A, 5.50% 2/1/11    5,755  5,726
 Rfdg. Series C, 6.50% 8/1/11    2,000  2,133
 Series B:
 6% 8/1/13    3,500  3,640
  6% 8/1/14    4,000  4,145
Massachusetts Health & Edl. Facs. Auth. Rev. Series B:
(Lawrence Gen. Hosp.) 7.25% 7/1/01    5,715  5,994
 (Waltham/Weston Hosp. & Med. Ctr.) 8% 7/1/02   2,900  3,125
Massachusetts Ind. Fin. Agcy. Ind. Rev.:
Rfdg. (Beloit Corp. Proj.) Series A, 7.60% 12/1/11   1,000  1,095
 (Cap. Appreciation) (Massachusetts Biomedical Research):
 Series A-1:
  0% 8/1/01    10,800  8,627
   0% 8/1/02    5,700  4,318
  Series A-2:
  0% 8/1/04    10,800  7,250
   0% 8/1/05    5,100  3,232
   0% 8/1/07    5,800  3,226
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. Rfdg. Series A, 6.75% 7/1/05    3,610  3,912
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MASSACHUSETTS - CONTINUED
New England Ed. Loan Marketing Corp. Rev. Rfdg.
(Massachusetts Student Loan) Sr. Issue:
Series A, 6.50% 9/1/02   $ 32,525 $ 34,841
 Series D, 6% 9/1/99    3,000  3,135
 Series D, 6.30% 9/1/02    7,815  8,293
  109,589
MICHIGAN - 2.8%
Detroit Convention Facs. Rev. Rfdg. (Cobo Hall
Expansion Proj.) 5.25% 9/30/12    17,200  16,168
Michigan Muni. Bond Auth. Rev. (Local Gov't. Loan Prog. G)
6.30% 11/1/05 (AMBAC Insured)    1,000  1,108
Michigan State Hosp. Fin. Auth. Rev. Mercy Health Services
Series Q, 6% 8/15/09 (AMBAC Insured)    1,195  1,252
Michigan Strategic Fund Poll. Cont. Rev.
(Chrysler Corp. Proj.) 5.70% 10/1/99    5,000  5,100
Utica Community School Bldg. & Site Rfdg. 4.10% 5/1/98
(FGIC Insured)    1,125  1,127
  24,755
MINNESOTA - 0.0%
Breckenridge Hosp. Facs. Rev. (Franciscan Sisters Healthcare)
Series B1, 8.25% 9/1/97 (Escrowed to Maturity)  (e)   305  311
MISSOURI - 0.1%
Missouri Hsg. Dev. Commission (Cap. Appreciation)
0% 9/1/25 (FHA Insured)    14,875  651
NEBRASKA - 0.5%
Nebraska Investment Fin. Auth. Hosp. Rev. (Nebraska Methodist
Health Sys.) 6.85% 3/1/02 (MBIA Insured)    2,000  2,182
Nebraska Pub. Pwr. Dist. Rev. Rfdg. (Pwr. Supply Sys.)
Series B, 5.25% 1/1/13    2,000  1,943
  4,125
NEVADA - 0.5%
Clark County School Dist. Ltd. Tax (Cap. Appreciation)
Series B, 0% 3/1/05 (FGIC Insured)    6,195  4,166
NEW HAMPSHIRE - 0.0%
New Hampshire Higher Ed. & Health Facs. Auth. Rev.
(Androscoggin Valley Hosp.) Series A,
7.90% 11/1/98 (GNMA Coll.)    375  379
NEW JERSEY - 1.2%
New Jersey Econ. Dev. Auth. Mkt. Transition Facs. Rev. Sr. Lien
Series A, 7% 7/1/03 (MBIA Insured)    5,000  5,650
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW JERSEY - CONTINUED
New Jersey Health Care Facs. Fin. Auth. Rev. Rfdg.
(Atlantic City Med. Ctr.) Series C:
 6.55% 7/1/03   $ 2,200 $ 2,332
  6.80% 7/1/05    2,750  2,946
  10,928
NEW MEXICO - 0.8%
Farmington Poll. Cont. Rev.:
6% 3/1/08 (AMBAC Insured)    1,435  1,437
 Rfdg. 5.70% 12/1/16 (AMBAC Insured)    3,220  3,216
Santa Fe Util. Rev. Rfdg. Series A, 8% 6/1/08 (AMBAC Insured)  2,000  2,460
  7,113
NEW YORK - 7.3%
Metropolitan Trans. Auth. Svc. Contract (Trans. Facs.) Rfdg.
Series 7, 5.20% 7/1/04    5,280  5,240
New York City Gen. Oblig.:
Series B, 7.50% 2/1/04    5,000  5,506
 Series B, Unltd. Tax. 7.50% 2/1/05    2,620  2,872
 Series B, 8.25% 6/1/07    1,775  2,112
 Series C, 6.40% 8/1/03    3,000  3,188
 Series G, 5.40% 2/1/01    13,885  14,163
 Series H, 7% 2/1/06    3,000  3,210
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series A, 5.50% 6/15/20    2,000  1,885
New York State Dorm Auth. Rev.:
(City Univ. Sys. Consolidated):
 Series A:
  5.75% 7/1/07    4,945  5,013
   5.75% 7/1/13    3,000  2,981
  Series C, 7.50% 7/1/10    2,500  2,913
  Series D, 8.75% 7/1/02    1,700  1,989
 (State Univ. Edl. Facs.):
 Rfdg. Series B, 5.25% 5/15/09    1,670  1,605
  Series A, 5.20% 5/15/06    3,000  2,944
  Series B, 5.25% 5/15/11    2,000  1,905
  Series C, 5.20% 5/15/04    4,185  4,169
New York State Local Gov't. Assistance Corp.
Series B, 6% 4/1/18    2,500  2,544
New York State Urban Dev. Corp. Rev. Rfdg.
(Syracuse Univ. Ctr.) 5.10% 1/1/02    1,100  1,088
  65,327
NORTH CAROLINA - 1.5%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Rfdg.:
Series B, 6% 1/1/06    4,750  4,922
 Series C, 5.25% 1/1/04    8,885  8,841
  13,763
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NORTH DAKOTA - 0.2%
North Dakota Student Loan Rev. Series A,
7.75% 7/1/02 (AMBAC Insured)   $ 2,100 $ 2,197
OHIO - 2.1%
Franklin County Rev. (Online Computer Library Ctr. Inc. Proj.):
5.65% 4/15/01    500  514
 5.75% 4/15/02    1,030  1,067
 5.90% 4/15/04    500  520
 6% 4/15/09    4,500  4,596
 Series 1991:
 6.50% 7/15/98    745  768
  6.60% 7/15/99    895  935
  6.70% 7/15/00    960  1,020
  6.80% 7/15/01    800  861
Lake County Hosp. Impt. Facs. Rev. (Lake Hosp. Sys. Inc.)
6.875% 8/15/11 (AMBAC Insured) (Escrowed to Maturity) (e) 3,800 4,076 Ohio State Pub. Facs. Commty. Mental Health Cap. Facs.
Series II-B, 5.125% 6/1/10 (FSA Insured)    3,000  2,921
Ohio Tpk. Commty. Rev. Series A, 5.60% 2/15/12 (MBIA Insured)  1,250  1,270
  18,548
OKLAHOMA - 1.2%
Grand River Dam Auth. Rev. Rfdg.:
8% 6/1/02    3,890  4,488
 5.875% 6/1/07    3,775  4,035
Tulsa Ind. Auth. Hosp. Rev. (Tulsa Reg'l. Med. Ctr.)
7% 6/1/06 (Pre-Refunded to 6/1/03 @ 102) (e)   2,080  2,379
  10,902
PENNSYLVANIA - 5.2%
Allegheny County Gen. Oblig.(Cap. Appreciation)
Series C-34, 0% 2/15/02 (MBIA Insured) (a)    21,000  22,838
Allegheny County Hosp. Dev. Auth. Rev. (Southside Hosp.)
Series A, 8.50% 6/1/01 (Pre-Refunded to 6/1/07 @ 100) (e)  4,730  4,822
Delaware County Unltd. Tax Rfdg. (Cap. Appreciation)
0% 11/15/03    5,500  3,864
Northampton County Hosp. Auth. Rev. (Easton Hosp.)
Series B, 6.90% 1/1/02    2,680  2,764
Philadelphia Gen. Oblig. 6.25% 5/5/12 (MBIA Insured) 3,610 3,890 Philadelphia Hosp. & Higher Ed. Facs. Auth. Hosp. Rev.
(Temple Univ. Hosp.) Series A:
 5.40% 11/15/97    2,290  2,302
  5.75% 11/15/99    2,675  2,738
Philadelphia Wtr. & Wastewtr. 5.50% 6/15/03
(FGIC Insured)    3,300  3,465
  46,683
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
RHODE ISLAND - 0.3%
Rhode Island Student Loan Auth. Student Loan Rev. Rfdg.
Series A, 6.40% 12/1/99   $ 2,340 $ 2,437
SOUTH CAROLINA - 0.2%
Aiken County Hosp. Ind. Rev. Rfdg. (Beloit Corp. Proj.)
7.60% 12/1/11    1,500  1,656
TENNESSEE - 2.0%
Memphis-Shelby County Arpt. Auth. Rev. Rfdg. (b)(d):
Series A, 5.50% 2/15/03 (MBIA Insured)    1,405  1,419
 Series A, 6% 2/15/07 (MBIA Insured)    1,000  1,034
Metropolitan Gov't. Nashville & Davidson
County Wtr. & Swr. Rev. Rfdg.
0% 1/1/12 (FGIC Insured) (a)    14,645  15,816
  18,269
TEXAS - 17.3%
Austin Util. Sys. Rev. Rfdg. (Cap. Appreciation) Series A,
0% 5/15/02 (MBIA Insured)    16,130  12,481
Dallas County Gen Oblig. Rfdg. Unltd. Tax
Series A:
 0% 8/15/05    7,125  4,667
  0% 8/15/06    6,700  4,137
  0% 8/15/07    3,605  2,095
Eanes Independent School Dist. Rfdg. (Cap Appreciation)
0% 8/1/04 (PSF Guaranteed)    2,005  1,386
Harris County Toll Road Sub. Lien
Rev. Rfdg. (Cap. Appreciation):
 0% 8/1/05    16,275  10,477
  0% 8/1/06    13,000  7,881
  Series 1991:
  0% 8/1/02    8,485  6,533
   0% 8/1/03    12,570  9,082
Harris County Gen. Oblig. (Cap. Appreciation)
0% 10/1/01 (MBIA Insured)    11,890  9,571
Houston Wtr. & Swr. Sys. Rev. Rfdg. (Jr. Lien) 0% 12/1/15
(FGIC Insured) (Pre-Refunded to  12/1/00 @ 103) (a)(e)  36,000  40,725
Humble Independent School Dist. 8% 2/15/05 (PSF Guaranteed) 1,300 1,573 Katy Independent School Dist. Ltd. Tax Rfdg. (Cap. Appreciation)
Series A, 0% 2/15/07 (PSF Guaranteed)    2,550  1,514
Laredo Gen. Oblig. Rfgd. 5.25% 2/15/13 (FGIC Insured)  1,335  1,302
Leander Independent School Dist. Unltd. Tax:
7.50% 8/15/04 (PSF Guaranteed)    500  587
 7.50% 8/15/05 (PSF Guaranteed)    600  711
 7.50% 8/15/06 (PSF Guaranteed)    800  955
 7.50% 8/15/07 (PSF Guaranteed)    800  960
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Lewisville Independent School Dist. Gen. Oblig. Rfdg.
(Cap. Appreciation) 0% 8/15/08 (PSF Guaranteed)  $ 5,000 $ 2,669
Memorial Villages Wtr. Auth. 7% 9/1/00    1,435  1,525
Northside Independent School Dist. Rfdg. (Cap. Appreciation)
0% 2/1/05 (PSF Guaranteed)    6,155  4,124
Round Rock Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 2/15/07 (PSF Guaranteed)   7,645  4,539
San Antonio Elec. & Gas Rev. Rfdg. 5.75% 2/1/11   7,000  7,105
San Antonio Gen. Impt. Rfdg. (b):
5.50% 8/1/04     1,000  1,013
 6% 8/1/08    2,210  2,279
Spring Branch Independent School Dist. Rfdg.:
6.50% 2/1/02 (PSF Guaranteed)    1,000  1,086
 Unltd. Tax (Cap. Appreciation) 0% 2/15/07 (PSF Guaranteed) 5,900 3,503 Texas Muni. Pwr. Agcy. Rev. Rfdg. 5.25% 9/1/12 (MBIA Insured) 8,065 7,873 Texas State Pub. Fin. Auth. Rev. Series A,
5.125% 8/1/11 (AMBAC Insured)    3,380  3,258
  155,611
UTAH - 3.0%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev. Rfdg.:
Series A, 6.50% 7/1/08 (AMBAC Insured) (b)    565  620
 Series G, 0% 7/1/12
 (Pre-Refunded to 1/1/03 @ 101) (a)(e)    17,000  16,979
 Spl. Oblig. Sixth Series B, 6.50% 7/1/10 (AMBAC Insured) (b)  1,000  1,089
Jordan School Dist. 7.625% 6/15/04    1,000  1,179
Salt Lake County Wtr. Conservancy Dist. Rev. (Cap. Appreciation)
Series A, 0% 10/1/06 (AMBAC Insured)    3,500  2,104
Utah Board of Regents Student Loan Series A,
7.60% 11/1/00 (AMBAC Insured)    4,900  5,206
  27,177
VIRGINIA - 0.7%
Chesapeake Gen. Oblig. 6% 5/1/10    1,645  1,750
Chesapeake Gen. Oblig. Pub. Impt. 6% 5/1/11    2,400  2,544
Virginia Hsg. Dev. Auth. Residential Mtg.:
(Single Family Mtg.) (Cap. Appreciation) Series 1983 B,
 0% 9/1/14    2,705  434
 (Multi-Family Mtg.) Series I, 5.75% 5/1/07 (d)    1,380  1,399
  6,127
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WASHINGTON - 4.4%
Washington Gen. Oblig. Series 96-A, 6.75% 7/1/04  $ 1,500 $ 1,688
Washington Pub. Pwr. Supply Sys.:
(Nuclear Proj. #2):
 Series A, 14.375% 7/1/01    400  488
  7.50% 7/1/03    1,000  1,108
  5% 7/1/09 (MBIA Insured)    5,000  4,737
 (Nuclear Proj. #3):
 Series B, Rev. Rfdg.:
  (Cap. Appreciation) 0% 7/1/07    11,000  6,133
   (Cap. Appreciation) 0% 7/1/10    16,000  7,260
   0% 7/1/04 (MBIA Insured)    5,450  3,706
   0% 7/1/05 (MBIA Insured)    10,000  6,400
  Series C, 7.50% 7/1/08 (MBIA Insured) (f)    6,940  8,250
  39,770
WISCONSIN - 0.1%
Beloit Ind. Dev. Rev. Rfdg. (Beloit Corp. Proj.) 7% 12/1/01 1,000 1,064 TOTAL MUNICIPAL BONDS
(Cost $861,487)   895,038
MUNICIPAL NOTES (C) - 0.4%
FLORIDA - 0.1%
Florida Hsg. Fin. Agency Multi-Family Hsg. Rev.
(Brandon-Oxford) Series 1990C, 4.40%, VRDN    600  600
ILLINOIS - 0.1%
Southwestern Ill. Dev. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 1993, 4.45%, VRDN    1,000  1,000
NEW MEXICO - 0.2%
Farmington Poll. Cont. Rev. (Pub. Service Four
Corners Proj.) Series 1994, 5.05%, VRDN
(LOC Union Bank of Switzerland)    1,600  1,600
TOTAL MUNICIPAL NOTES
(Cost $3,200)   3,200
TOTAL INVESTMENTS - 100%
(Cost $864,687)  $ 898,238
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
120 U.S. Treasury Bond Futures   Mar. 1997 $ 13,515 $ 66
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.5%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
2. Security purchased on a delayed delivery or when issued basis (see Note 2 of Notes to Financial Statements).
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
5. Security collateralized by an amount sufficient to pay interest and principal.
6. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,133,000.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 74.2% AAA, AA, A 72.7%
Baa 15.3% BBB  15.9%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 2.7%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  34.2%
Electric Revenue  13.0
Escrowed/Pre-Refunded  11.6
Health Care  10.8
Education  9.3
Others (individually less than 5%)   21.1
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $864,702,000. Net unrealized appreciation aggregated $33,536,000, of which $37,452,000 related to appreciated investment securities and $3,916,000 related to depreciated investment securities.
The fund hereby designates approximately $197,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At December 31, 1996, the fund was required to defer approximately $5,009,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) DECEMBER 31, 1996

ASSETS

Investment in securities, at value (cost $864,687) -                          $ 898,238
See accompanying schedule

Cash                                                                           46

Receivable for investments sold                                                6,686

Interest receivable                                                            10,562

 TOTAL ASSETS                                                                  915,532

LIABILITIES

Payable for investments purchased                                   $ 1,600
Regular delivery

 Delayed delivery                                                    7,417

Payable for fund shares redeemed                                     698

Distributions payable                                                1,454

Accrued management fee                                               295

Payable for daily variation on futures contracts                     150

Other payables and accrued expenses                                  192

 TOTAL LIABILITIES                                                             11,806

NET ASSETS                                                                    $ 903,726

Net Assets consist of:

Paid in capital                                                               $ 873,486

Accumulated undistributed net realized gain (loss)                             (3,377)
on investments

Net unrealized appreciation (depreciation) on                                  33,617
investments

NET ASSETS, for 93,212 shares outstanding                                     $ 903,726

NET ASSET VALUE, offering price and redemption price per                       $9.70
share ($903,726 (divided by) 93,212 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                        $ 51,771

EXPENSES

Management fee                                             $ 3,518

Transfer agent, accounting and custodian fees and           1,540
expenses

Non-interested trustees' compensation                       4

Registration fees                                           50

Audit                                                       52

Legal                                                       9

Miscellaneous                                               10

 Total expenses before reductions                           5,183

 Expense reductions                                         (16)        5,167

NET INTEREST INCOME                                                     46,604

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      8,851

 Futures contracts                                          804         9,655

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (17,652)

 Futures contracts                                          198         (17,454)

NET GAIN (LOSS)                                                         (7,799)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 38,805
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,
                                                         1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 46,604       $ 48,958
Net interest income

 Net realized gain (loss)                                 9,655          665

 Change in net unrealized appreciation (depreciation)     (17,454)       79,895

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          38,805         129,518
FROM OPERATIONS

Distributions to shareholders                             (46,604)       (48,958)
From net interest income

 From net realized gain                                   (2,881)        -

 TOTAL DISTRIBUTIONS                                      (49,485)       (48,958)

Share transactions                                        194,279        352,371
Net proceeds from sales of shares

 Reinvestment of distributions                            37,492         36,449

 Cost of shares redeemed                                  (260,585)      (404,518)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (28,814)       (15,698)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (39,494)       64,862

NET ASSETS

 Beginning of period                                      943,220        878,358

 End of period                                           $ 903,726      $ 943,220

OTHER INFORMATION
Shares

 Sold                                                     20,129         37,366

 Issued in reinvestment of distributions                  3,882          3,829

 Redeemed                                                 (26,999)       (42,708)

 Net increase (decrease)                                  (2,988)        (1,513)


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1996                       1995      1994      1993 A    1992

SELECTED PER-SHARE DATA

Net asset value, beginning of      $ 9.800                    $ 8.990   $ 9.990   $ 9.600   $ 9.520
period

Income from Investment              .488                       .497      .512      .516      .573
Operations
Net interest income

 Net realized and unrealized        (.069)                     .810      (.980)    .630      .180
 gain (loss)

 Total from investment              .419                       1.307     (.468)    1.146     .753
operations

Less Distributions

 From net interest income           (.488)                     (.497)    (.512)    (.516)    (.573)

 From net realized gain             (.031)                     -         (.010)    (.220)    (.100)

 In excess of net realized gain     -                          -         (.010)    (.020)    -

 Total distributions                (.519)                     (.497)    (.532)    (.756)    (.673)

Net asset value, end of period     $ 9.700                    $ 9.800   $ 8.990   $ 9.990   $ 9.600

TOTAL RETURN                        4.43%                      14.84%    (4.76)    12.24%    8.17%
                                                                        %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 904                      $ 943     $ 878     $ 1,199   $ 976
(in millions)

Ratio of expenses to average        .56%                       .57%      .56%      .57%      .64%
net assets

Ratio of net interest income to     5.06%                      5.25%     5.42%     5.19%     5.94%
average net assets

Portfolio turnover rate             27%                        31%       30%       111%      50%


A EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Limited Term Municipal Income Fund (the fund)(formerly Fidelity Limited Term Municipals) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and losses deferred due to futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
(loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market value of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the accompanying balance sheet under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $252,271,000 and $291,242,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $73,129,000 and $72,248,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee computed daily and paid monthly, based on the fund's gross income at the rate of 5% of the gross income and .10% of average net assets. Gross income includes interest accrued less amortization of premium excluding accretion of discount. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $1,180,000 and $304,000, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $13,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Limited Term Municipal Income Fund (formerly Fidelity Limited Term Municipals):
We have audited the accompanying statement of assets and liabilities of Fidelity School Street Trust: Fidelity Limited Term Municipal Income Fund (formerly Fidelity Limited Term Municipals), including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity School Street Trust: Fidelity Limited Term Municipal Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 4, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Limited Term Municipal Income Fund voted to pay on February 10, 1997 to shareholders of record at the opening of business on February 7, 1997, a distribution of $.02 per share derived from capital gains realized from sales of portfolio securities.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 2.15% of the fund's income dividends was subject to the federal alternative minimum tax.
The fund notified shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
David Murphy, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
 and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S MUNICIPAL BOND FUNDS
Aggressive Municipal
California Insured Municipal Income
California Municipal Income
Insured Municipal Income
Limited Term Municipal Income
Massachusetts Municipal Income
Michigan Municipal Income
Minnesota Municipal Income
Municipal Income
New York Insured Municipal Income
New York Municipal Income
Ohio Municipal Income
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate Municipal Income
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE